Fair Value Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Financial Instruments by Level within Fair Value Hierarchy

The following table presents the Company’s financial instruments by level within the fair value hierarchy:

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2013
Cash equivalents
Money market funds	$22,238	$—	$—	$22,238

As of September 30, 2014
Cash equivalents
Money market funds	$56,434	—	—	$56,434
Short term investments
Negotiable certificates of deposit	9,052	—	—	9,052
Long term investments
Negotiable certificates of deposit	978	—	—	978

	$66,464	$—	$—	$66,464

The following table presents the Company’s financial instruments by level within the fair value hierarchy:

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents
Money market funds	$53,063	$—	$—	$53,063
Negotiable certificates of deposit	245	—	—	245
Short-term investments
Negotiable certificates of deposit	5,620	—	—	5,620
Restricted cash
Money market funds	119	—	—	119

	$59,047	$—	$—	$59,047

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
As of December 31, 2013
Cash equivalents
Money market funds	$22,238	$—	$—	$22,238